Conditional share capital (Narrative) (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016
Conditional Share Capital [Line Items]
Additional shares that could have been issued to fund UBS's employee share option programs	127,664,622	130,000,000
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000	380,000,000
UBS AG
Conditional Share Capital [Line Items]
Additional share capital upon exercise of employee options	136,200,312	136,200,312